Accounts and notes receivables, net - Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts and notes receivables, net
Notes receivable	¥ 505		¥ 4,588
Accounts receivable	80,845		78,332
Less: allowance for doubtful accounts	(31,381)		(34,969)
Accounts receivable, net	¥ 49,969	$ 7,245	¥ 47,951